Finance Lease Receivables - Schedule of Aging of Past-Due Finance Lease Receivable (Detail) - Dec. 31, 2018 - Financial Lease Receivable [Member]	CNY (¥)	USD ($)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 72,129,177
Current	1,114,525,651
(USD) Total	1,186,654,828	$ 172,591,786
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	28,615,122
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	16,647,141
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	11,380,743
Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 15,486,171